22. Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2018
Remuneration Of Auditors Tables Abstract
Remuneration of auditors
	2018 $	2017 $
Audit services
Remuneration of the auditor of the parent entity for:
● auditing or reviewing the financial reports – BDO Audit (WA) Pty Ltd	26,816	36,837